SCHEDULE OF INCOME TAX PROVISION (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Current income tax	$ 5,910	$ 7,600		$ 2,163
Withholding tax arising on foreign source income	42,337	54,441	134,423	193,022
Under/ (over) provision current taxation in respect of prior year			(1,744)	4,922
Total	$ 48,247	$ 62,041	$ 132,679	$ 200,107	[1]

[1]	Comparative amounts of S$326,747 was reclassified from general and administrative expenses to selling and distribution expenses for consistency. Since the amounts were reclassification within operating expenses, the reclassification did not have any effect on the net loss.